UNCONSOLIDATED STRUCTURED ENTITIES	12 Months Ended
Dec. 31, 2021
Disclosure of unconsolidated structured entities [abstract]
UNCONSOLIDATED STRUCTURED ENTITIES

NOTE 32 – UNCONSOLIDATED STRUCTURED ENTITIES

The term "unconsolidated structured entities" refers to all structured entities that are not controlled by Grupo Aval. Grupo Aval enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

The table below shows the total assets of unconsolidated structured entities in which Grupo Aval had an interest at the reporting date and its maximum exposure to loss in relation to those interests:

Nature and risks associated with Grupo Aval’s interests in unconsolidated structured entities

			Grupo
			Aval’s managed
December 31, 2021	Securitizations		funds		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	—	Ps.	5,019,671	Ps.	5,019,671
Other account receivables		—		29,567		29,567
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		—		5,049,238		5,049,238
Grupo Aval’s maximum exposure (*)	Ps.	—	Ps.	5,049,238	Ps.	5,049,238

(*) Represent 1.37%, respectively of the Grupo Aval’s managed funds total assets.

			Grupo
			Aval’s managed
December 31, 2020	Securitizations		funds		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	7,385	Ps.	5,079,993	Ps.	5,087,378
Other account receivables		—		25,183		25,183
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		7,385		5,105,176		5,112,561
Grupo Aval’s maximum exposure (*)	Ps.	7,385	Ps.	5,105,176	Ps.	5,112,561

(*) Represent 1.58%, respectively of the Grupo Aval’s managed funds total assets.

As of December 31, 2020 Grupo Aval invested in asset-backed securities issued by securitization entities for which underlying assets are mortgages granted by financial institutions. Grupo Aval did not have a significant exposure to sub-prime securities. As of December 31, 2021 Grupo Aval does not have invest in asset-backed securities.

In the normal course of operations, Grupo Aval has trust companies that manage collective investment funds and assets of third parties where the managing trustees receive commissions. Additionally, Grupo Aval’s subsidiary Fondo de Pensiones y Cesantias Porvenir that manages mandatory pension funds and defined contribution plans. For management services provided by the trust and Porvenir, commissions received vary according to the performance of each fund or asset managed.

The obligations of these entities in the administration of these assets are obligations of means and do not guarantee the results. The maximum exposure risk of loss is determined by the possible failures in the administration of the funds by the amount of the returns that manages and the return of the results of assets the clients.